Operating Segment Data - Revenues from Geographic Location Outside Domestic Country (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non United States
Revenues from External Customers and Long-Lived Assets [Line Items]
International revenues	$ 104,732	$ 183,736	$ 278,361
Ergobaby
Revenues from External Customers and Long-Lived Assets [Line Items]
International revenues	48,237	46,702	40,322
FOX
Revenues from External Customers and Long-Lived Assets [Line Items]
International revenues	0	79,306	176,633
Manitoba Harvest
Revenues from External Customers and Long-Lived Assets [Line Items]
International revenues	8,733
Arnold Magnetics
Revenues from External Customers and Long-Lived Assets [Line Items]
International revenues	44,187	55,591	61,406
Sterno Candle Lamp
Revenues from External Customers and Long-Lived Assets [Line Items]
International revenues	$ 3,575	$ 2,137	$ 0